Quarterly Holdings Report
for
Fidelity® High Income Fund
July 31, 2024
SPH-NPRT1-0924
1.804875.120
Corporate Bonds - 86.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 1.6%
Broadcasting - 0.6%
DISH Network Corp. 3.375% 8/15/26	25,125	15,261
Capital Goods - 0.1%
Itron, Inc. 1.375% 7/15/30 (b)	1,810	1,835
Diversified Financial Services - 0.1%
Rexford Industrial Realty LP:
4.125% 3/15/29 (b)	1,626	1,653
4.375% 3/15/27 (b)	1,356	1,374
		3,027
Energy - 0.2%
NextEra Energy Partners LP 2.5% 6/15/26 (b)	2,162	1,989
SolarEdge Technologies, Inc. 2.25% 7/1/29 (b)	616	664
Sunnova Energy International, Inc. 0.25% 12/1/26	3,798	2,185
		4,838
Homebuilders/Real Estate - 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	2,241	1,865
Redfin Corp. 0.5% 4/1/27	7,717	4,595
		6,460
Technology - 0.3%
MKS Instruments, Inc. 1.25% 6/1/30 (b)	2,657	2,799
Wolfspeed, Inc. 1.875% 12/1/29	10,765	5,398
		8,197
Utilities - 0.1%
PG&E Corp. 4.25% 12/1/27 (b)	2,633	2,716
TOTAL CONVERTIBLE BONDS		42,334
Nonconvertible Bonds - 84.4%
Aerospace - 2.4%
ATI, Inc. 5.875% 12/1/27	3,130	3,106
Bombardier, Inc.:
7% 6/1/32 (b)	745	762
7.25% 7/1/31 (b)	3,875	3,989
7.875% 4/15/27 (b)	4,706	4,713
8.75% 11/15/30 (b)	1,235	1,338
BWX Technologies, Inc. 4.125% 6/30/28 (b)	7,903	7,519
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)(c)	360	319
4.625% 3/1/28 (b)	1,205	1,129
Moog, Inc. 4.25% 12/15/27 (b)	410	392
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	1,915	2,134
TransDigm, Inc.:
4.625% 1/15/29	5,930	5,608
5.5% 11/15/27	13,862	13,654
6.375% 3/1/29 (b)	3,410	3,473
6.75% 8/15/28 (b)	4,100	4,177
7.125% 12/1/31 (b)	1,560	1,619
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	7,892	6,287
7.875% 5/1/27 (b)	2,265	2,050
9.5% 6/1/28 (b)	1,993	1,784
		64,053
Air Transportation - 1.0%
Air Canada 3.875% 8/15/26 (b)	530	510
American Airlines, Inc.:
7.25% 2/15/28 (b)(c)	325	325
8.5% 5/15/29 (b)	1,920	1,977
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	5,370	5,334
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 11% 4/15/29 (b)	3,164	3,017
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	828	835
Rand Parent LLC 8.5% 2/15/30 (b)(c)	13,007	12,862
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	2,600	1,644
		26,504
Automotive & Auto Parts - 2.0%
Arko Corp. 5.125% 11/15/29 (b)	3,085	2,691
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)	2,730	2,739
Champions Financing, Inc. 8.75% 2/15/29 (b)	4,580	4,671
Dana, Inc.:
4.25% 9/1/30	1,115	985
5.375% 11/15/27 (c)	745	732
Ford Motor Credit Co. LLC 3.625% 6/17/31	3,945	3,455
Hudson Automotive Group 8% 5/15/32 (b)	1,630	1,706
LCM Investments Holdings 8.25% 8/1/31 (b)	1,315	1,379
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	3,475	3,566
6.5% 3/26/31 (b)	3,785	3,928
8.125% 3/30/29 (b)	3,328	3,521
8.375% 5/1/28 (b)	2,865	3,034
McLaren Finance PLC 7.5% 8/1/26 (b)	3,097	2,707
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 11.3595% 10/15/26 (b)(d)(e)	4,021	4,046
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)(c)	3,385	3,533
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	3,320	3,282
6.75% 4/23/30 (b)	2,125	2,165
6.875% 4/14/28 (b)	1,440	1,476
6.875% 4/23/32 (b)	2,250	2,325
7.125% 4/14/30 (b)	1,440	1,495
		53,436
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
5.75% 11/20/25 (c)	1,498	1,503
6.7% 2/14/33 (c)	6,655	6,841
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29 (b)	2,430	2,300
7.125% 4/30/31 (b)	3,840	3,983
UniCredit SpA:
5.459% 6/30/35 (b)(d)	4,171	4,004
5.861% 6/19/32 (b)(d)	1,495	1,483
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	3,115	3,208
Western Alliance Bancorp. 3% 6/15/31 (d)	6,260	5,603
		28,925
Broadcasting - 1.7%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)(c)	2,533	2,454
7.5% 6/1/29 (b)	3,404	2,923
7.875% 4/1/30 (b)(c)	4,570	4,651
9% 9/15/28 (b)(c)	4,325	4,592
DISH Network Corp. 11.75% 11/15/27 (b)	6,340	6,346
Sirius XM Radio, Inc.:
4.125% 7/1/30 (b)	5,380	4,676
5.5% 7/1/29 (b)	4,995	4,775
Univision Communications, Inc.:
4.5% 5/1/29 (b)	5,615	4,904
6.625% 6/1/27 (b)	3,655	3,637
7.375% 6/30/30 (b)(c)	790	761
8% 8/15/28 (b)	2,185	2,196
8.5% 7/31/31 (b)	2,165	2,142
		44,057
Building Materials - 1.6%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	1,486	1,455
6.375% 6/15/30 (b)(c)	1,420	1,430
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	635	675
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)(c)	2,616	2,675
Builders FirstSource, Inc.:
4.25% 2/1/32 (b)	5,595	5,000
6.375% 3/1/34 (b)	1,630	1,644
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	6,989	7,111
EMRLD Borrower LP / Emerald Co.:
6.625% 12/15/30 (b)	8,450	8,609
6.75% 7/15/31 (b)	2,360	2,407
MasterBrand, Inc. 7% 7/15/32 (b)	2,110	2,168
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)	2,145	2,176
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)	3,255	3,047
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	960	1,035
Star Holding LLC 8.75% 8/1/31 (b)	1,020	1,005
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	2,030	2,116
		42,553
Cable/Satellite TV - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	7,434	6,325
4.25% 1/15/34 (b)	4,935	3,899
4.5% 8/15/30 (b)	4,030	3,528
4.5% 5/1/32	12,236	10,245
4.5% 6/1/33 (b)	11,280	9,267
4.75% 3/1/30 (b)	80	72
CSC Holdings LLC:
3.375% 2/15/31 (b)	8,399	5,580
4.125% 12/1/30 (b)	2,939	2,035
4.5% 11/15/31 (b)	1,430	986
4.625% 12/1/30 (b)	9,809	3,875
5.375% 2/1/28 (b)	4,235	3,362
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	1,355	1,305
DISH DBS Corp. 5.75% 12/1/28 (b)	4,535	3,329
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	2,400	2,292
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/28 (b)	1,213	1,134
VTR Finance BV 6.375% 7/15/28 (b)	595	538
Ziggo Bond Co. BV 6% 1/15/27 (b)	320	318
Ziggo BV 4.875% 1/15/30 (b)	5,005	4,557
		62,647
Capital Goods - 0.9%
Mueller Water Products, Inc. 4% 6/15/29 (b)	2,420	2,258
Regal Rexnord Corp.:
6.05% 4/15/28	2,765	2,833
6.3% 2/15/30	2,765	2,884
Resideo Funding, Inc. 6.5% 7/15/32 (b)	2,610	2,610
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)	2,480	2,479
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	9,784	9,594
		22,658
Chemicals - 4.4%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	1,225	1,285
Consolidated Energy Finance SA 12% 2/15/31 (b)	4,380	4,324
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	1,775	1,715
Herens HoldCo Sarl 4.75% 5/15/28 (b)	1,480	1,284
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)	1,185	1,270
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)	5,102	4,171
LSB Industries, Inc. 6.25% 10/15/28 (b)	2,215	2,154
Methanex Corp.:
5.125% 10/15/27	11,101	10,809
5.65% 12/1/44	6,514	5,686
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	4,770	4,315
5% 5/1/25 (b)	2,270	2,250
5.25% 6/1/27 (b)	2,523	2,462
8.5% 11/15/28 (b)	1,720	1,825
9% 2/15/30 (b)	1,600	1,691
Nufarm Australia Ltd. 5% 1/27/30 (b)	5,070	4,664
Olin Corp. 5% 2/1/30 (c)	8,780	8,366
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	3,680	3,393
6.25% 10/1/29 (b)	5,060	4,643
7.25% 6/15/31 (b)	1,315	1,316
9.75% 11/15/28 (b)	6,253	6,645
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	208	194
6.625% 5/1/29 (b)	3,690	3,479
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	3,935	3,845
The Chemours Co. LLC:
4.625% 11/15/29 (b)	443	388
5.375% 5/15/27 (c)	9,569	9,193
5.75% 11/15/28 (b)(c)	6,620	6,193
TPC Group, Inc. 13% 12/16/27 (b)	2,473	2,504
Tronox, Inc. 4.625% 3/15/29 (b)(c)	7,491	6,823
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	9,670	8,849
7.375% 3/1/31 (b)	1,105	1,135
		116,871
Consumer Products - 0.9%
Foundation Building Materials, Inc. 6% 3/1/29 (b)	1,610	1,443
Kohl's Corp. 4.25% 7/17/25	335	326
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31 (b)	1,315	1,326
10.75% 6/30/32 (b)	1,315	1,276
Newell Brands, Inc.:
6.375% 9/15/27 (c)	1,380	1,378
6.625% 9/15/29 (c)	1,470	1,475
6.875% 4/1/36 (c)(f)	690	661
7% 4/1/46 (f)	1,100	966
The Gates Corp. 6.875% 7/1/29 (b)	2,875	2,928
The Scotts Miracle-Gro Co.:
4% 4/1/31	550	486
4.375% 2/1/32	820	726
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	4,485	4,367
10.5% 5/15/29 (b)	5,065	4,926
Windsor Holdings III, LLC 8.5% 6/15/30 (b)(c)	2,310	2,431
		24,715
Containers - 1.0%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)	2,095	529
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)	1,255	1,061
5.25% 8/15/27 (b)	562	322
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	1,690	1,647
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)	1,565	1,421
6.375% 7/15/32 (b)(c)	2,615	2,645
LABL, Inc.:
5.875% 11/1/28 (b)	800	739
6.75% 7/15/26 (b)	931	925
9.5% 11/1/28 (b)	535	540
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)(c)	4,120	4,252
Owens-Brockway Glass Container, Inc.:
7.25% 5/15/31 (b)(c)	405	401
7.375% 6/1/32 (b)(c)	530	523
Sealed Air Corp.:
5% 4/15/29 (b)(c)	5,450	5,264
6.5% 7/15/32 (b)	1,515	1,536
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)	1,655	1,666
7.25% 2/15/31 (b)(c)	2,555	2,660
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	737	722
8.5% 8/15/27 (b)	646	634
		27,487
Diversified Financial Services - 4.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)	2,540	2,537
Boost Newco Borrower LLC 7.5% 1/15/31 (b)	6,390	6,730
Capstone Borrower, Inc. 8% 6/15/30 (b)	1,458	1,510
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	4,860	4,556
Coinbase Global, Inc. 3.625% 10/1/31 (b)	5,180	4,307
Cruise Yacht Upper Holdco Ltd. 11.875% 7/5/28	1,200	1,230
Encore Capital Group, Inc.:
8.5% 5/15/30 (b)	4,944	5,129
9.25% 4/1/29 (b)	2,309	2,433
FLY Leasing Ltd. 7% 10/15/24 (b)	915	908
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32 (b)	1,050	1,083
7.875% 12/1/30 (b)	3,205	3,397
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	645	659
7.75% 5/15/26 (b)	2,485	2,545
8% 2/15/27 (b)	5,110	5,283
8% 6/15/28 (b)	7,470	7,906
Gn Bondco LLC 9.5% 10/15/31 (b)(c)	2,870	2,702
Hightower Holding LLC:
6.75% 4/15/29 (b)	1,412	1,318
9.125% 1/31/30 (b)	5,245	5,326
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	4,535	3,946
5.25% 5/15/27	11,615	11,121
6.25% 5/15/26	8,646	8,618
9% 6/15/30 (b)	830	841
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	980	910
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.75% 6/15/29 (b)	3,635	3,455
5.25% 10/1/25 (b)	300	299
7% 7/15/31 (b)	2,640	2,702
Nationstar Mortgage Holdings, Inc. 6.5% 8/1/29 (b)	300	300
Navient Corp.:
4.875% 3/15/28	639	596
5% 3/15/27	639	618
5.625% 8/1/33	934	778
OneMain Finance Corp.:
3.5% 1/15/27	1,190	1,125
3.875% 9/15/28	7,855	7,176
7.125% 3/15/26	8,380	8,523
9% 1/15/29	5	5
Optics Bidco SpA 7.2% 7/18/36 (b)	2,299	2,348
PRA Group, Inc. 8.875% 1/31/30 (b)	1,230	1,252
SLM Corp. 4.2% 10/29/25	1,255	1,232
StoneX Group, Inc. 7.875% 3/1/31 (b)	1,840	1,915
Williams Scotsman, Inc. 6.625% 6/15/29 (b)	4,300	4,379
		121,698
Diversified Media - 0.4%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	6,368	5,838
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)	3,835	4,017
		9,855
Energy - 11.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)	1,375	1,372
Baytex Energy Corp. 7.375% 3/15/32 (b)	2,725	2,783
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7% 7/15/29 (b)	440	452
California Resources Corp.:
7.125% 2/1/26 (b)	1,930	1,934
8.25% 6/15/29 (b)	4,595	4,705
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	2,005	1,839
Canacol Energy Ltd. 5.75% 11/24/28 (b)	4,833	2,442
Cheniere Energy Partners LP 5.75% 8/15/34 (b)	3,095	3,155
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	6,098	6,098
8.375% 1/15/29 (b)	1,595	1,662
CNX Midstream Partners LP 4.75% 4/15/30 (b)	3,504	3,211
CNX Resources Corp.:
7.25% 3/1/32 (b)(c)	3,720	3,843
7.375% 1/15/31 (b)(c)	1,580	1,631
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	5,030	4,679
6.75% 3/1/29 (b)(c)	4,280	4,147
CPI CG, Inc. 10% 7/15/29 (b)	1,410	1,470
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	5,096	5,390
Crescent Energy Finance LLC 7.625% 4/1/32 (b)	1,390	1,426
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	3,830	3,846
5.625% 10/15/25 (b)	560	559
CVR Energy, Inc.:
5.75% 2/15/28 (b)	5,483	5,169
8.5% 1/15/29 (b)	6,585	6,697
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28 (b)	7,451	7,424
8.625% 3/15/29 (b)	3,345	3,475
DT Midstream, Inc.:
4.125% 6/15/29 (b)	1,250	1,169
4.375% 6/15/31 (b)	740	682
Energean Israel Finance Ltd. 5.375% 3/30/28 (Reg. S) (b)	1,234	1,105
Energean PLC 6.5% 4/30/27 (b)	2,968	2,920
Energy Transfer LP 7.375% 2/1/31 (b)	2,760	2,915
EnLink Midstream LLC:
5.625% 1/15/28 (b)	1,630	1,636
6.5% 9/1/30 (b)	5,060	5,273
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29	1,785	1,778
7% 8/1/27 (c)	6,506	6,556
8.25% 1/15/32 (b)	535	550
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)	2,790	2,646
Harbour Energy PLC 5.5% 10/15/26 (b)	880	869
Harvest Midstream I LP:
7.5% 9/1/28 (b)	5,420	5,547
7.5% 5/15/32 (b)	1,565	1,610
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	1,755	1,629
5.125% 6/15/28 (b)	5,610	5,461
5.5% 10/15/30 (b)	1,370	1,331
5.625% 2/15/26 (b)	6,175	6,141
6.5% 6/1/29 (b)	265	270
HF Sinclair Corp. 5% 2/1/28 (b)	4,080	4,018
Howard Midstream Energy Partners LLC:
7.375% 7/15/32 (b)	1,855	1,911
8.875% 7/15/28 (b)	4,687	4,989
Jonah Energy Parent LLC 12% 11/5/25 (g)(h)	4,708	5,149
Kinetik Holdings LP:
5.875% 6/15/30 (b)(c)	3,635	3,598
6.625% 12/15/28 (b)	3,825	3,900
Kosmos Energy Ltd.:
7.5% 3/1/28 (b)(c)	1,630	1,565
7.75% 5/1/27 (b)	655	642
Matador Resources Co. 6.5% 4/15/32 (b)	3,265	3,282
Mesquite Energy, Inc. 7.25% (b)(h)(i)	28,768	0
Nabors Industries, Inc.:
8.875% 8/15/31 (b)	1,590	1,622
9.125% 1/31/30 (b)	640	684
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)(c)	12,816	11,917
6.75% 9/15/25 (b)	6,119	6,016
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	4,220	4,306
8.75% 6/15/31 (b)	1,345	1,418
Occidental Petroleum Corp. 6.45% 9/15/36	2,155	2,302
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	8,654	8,963
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	4,725	4,690
6.25% 2/1/33 (b)	1,215	1,224
7% 1/15/32 (b)	640	663
7.75% 2/15/26 (b)	660	668
Petroleos Mexicanos 6.5% 3/13/27	2,775	2,667
Prairie Acquiror LP 9% 8/1/29 (b)	840	866
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,900	1,775
4.95% 7/15/29 (b)	4,294	4,107
6.875% 4/15/40 (b)	1,598	1,572
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	1,240	1,307
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,585	1,658
SM Energy Co.:
5.625% 6/1/25	3,075	3,073
6.75% 8/1/29 (b)	605	609
7% 8/1/32 (b)	605	612
Southwestern Energy Co. 4.75% 2/1/32	3,580	3,345
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	6,104	5,048
11.75% 10/1/28 (b)	320	250
Sunoco Logistics Partners, LP:
7% 5/1/29 (b)	1,215	1,251
7.25% 5/1/32 (b)(c)	1,725	1,793
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (c)	4,744	4,483
5.875% 3/15/28	4,990	4,971
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	7,520	7,256
6% 3/1/27 (b)	4,425	4,393
6% 12/31/30 (b)	1,620	1,535
6% 9/1/31 (b)	8,425	7,942
Talos Production, Inc.:
9% 2/1/29 (b)	1,145	1,206
9.375% 2/1/31 (b)	1,135	1,203
Teine Energy Ltd. 6.875% 4/15/29 (b)	500	496
Transocean Aquila Ltd. 8% 9/30/28 (b)	895	912
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	1,529	1,524
Transocean, Inc.:
8% 2/1/27 (b)	6,391	6,402
8.25% 5/15/29 (b)	2,265	2,313
8.5% 5/15/31 (b)	2,910	2,979
8.75% 2/15/30 (b)	2,867	3,011
Tullow Oil PLC:
7% 3/1/25 (b)	2,310	2,229
10.25% 5/15/26 (b)	1,681	1,620
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)	2,625	2,671
Valaris Ltd. 8.375% 4/30/30 (b)	4,285	4,487
Venture Global LNG, Inc. 7% 1/15/30 (b)	295	298
Viper Energy, Inc. 7.375% 11/1/31 (b)	960	1,007
Viridien 8.75% 4/1/27 (b)	6,249	6,003
		301,898
Environmental - 0.7%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	1,305	1,320
Covanta Holding Corp. 4.875% 12/1/29 (b)	5,220	4,773
Darling Ingredients, Inc. 6% 6/15/30 (b)(c)	2,155	2,138
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	2,765	2,734
5.125% 12/15/26 (b)	2,265	2,244
6.75% 1/15/31 (b)	505	519
Wrangler Holdco Corp. 6.625% 4/1/32 (b)	4,800	4,818
		18,546
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	6,553	5,970
4.875% 2/15/30 (b)	2,310	2,207
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	9,414	7,183
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	1,690	1,501
Parkland Corp.:
4.5% 10/1/29 (b)	1,673	1,562
4.625% 5/1/30 (b)	8,235	7,656
		26,079
Food/Beverage/Tobacco - 1.9%
BellRing Brands, Inc. 7% 3/15/30 (b)	1,100	1,134
C&S Group Enterprises LLC 5% 12/15/28 (b)	4,855	3,603
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(c)	2,450	2,556
KeHE Distributor / Nextwave 9% 2/15/29 (b)	5,325	5,465
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)(c)	7,855	7,171
4.375% 1/31/32 (b)(c)	1,370	1,235
Performance Food Group, Inc. 5.5% 10/15/27 (b)	542	535
Post Holdings, Inc.:
4.625% 4/15/30 (b)(c)	3,666	3,415
5.5% 12/15/29 (b)	3,587	3,480
6.25% 2/15/32 (b)	3,205	3,246
Sigma Holdco BV 7.875% 5/15/26 (b)	5,393	5,339
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	5,385	5,218
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	2,045	1,917
4.75% 2/15/29 (b)	2,520	2,413
6.875% 9/15/28 (b)	1,600	1,645
United Natural Foods, Inc. 6.75% 10/15/28 (b)	860	786
		49,158
Gaming - 1.4%
Caesars Entertainment, Inc.:
6.5% 2/15/32 (b)	5,120	5,188
7% 2/15/30 (b)	1,300	1,341
8.125% 7/1/27 (b)	6,069	6,199
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)	8,770	7,781
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,310	1,303
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	2,555	2,389
MGM Resorts International 6.5% 4/15/32 (c)	2,720	2,729
Station Casinos LLC:
4.5% 2/15/28 (b)	2,880	2,733
6.625% 3/15/32 (b)(c)	2,705	2,730
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	2,410	2,235
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	1,365	1,423
		36,051
Healthcare - 7.7%
1375209 BC Ltd. 9% 1/30/28 (b)	4,121	3,907
180 Medical, Inc. 3.875% 10/15/29 (b)	2,575	2,334
AdaptHealth LLC 5.125% 3/1/30 (b)	5,950	5,318
Akumin, Inc. 8% 8/1/28 (b)	1,630	1,316
AMN Healthcare 4% 4/15/29 (b)(c)	1,674	1,533
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	3,310	3,050
4.625% 7/15/28 (b)	2,215	2,133
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)	4,005	3,084
5.25% 1/30/30 (b)	2,620	1,323
5.5% 11/1/25 (b)	7,903	7,402
11% 9/30/28 (b)	2,430	2,273
Catalent Pharma Solutions 3.5% 4/1/30 (b)	2,900	2,795
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)(c)	2,975	2,752
4% 3/15/31 (b)	2,475	2,249
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	10,365	8,525
5.25% 5/15/30 (b)	19,665	17,149
5.625% 3/15/27 (b)	5,615	5,377
6% 1/15/29 (b)	3,695	3,431
6.125% 4/1/30 (b)	6,476	4,914
6.875% 4/15/29 (b)	6,342	5,201
10.875% 1/15/32 (b)	890	957
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	5,375	5,022
DaVita, Inc.:
3.75% 2/15/31 (b)	2,170	1,877
4.625% 6/1/30 (b)	9,260	8,480
Embecta Corp. 5% 2/15/30 (b)	640	548
Grifols SA % (b)	1,552	1,416
IQVIA, Inc. 6.5% 5/15/30 (b)(c)	2,670	2,747
Jazz Securities DAC 4.375% 1/15/29 (b)	4,460	4,189
LifePoint Health, Inc.:
5.375% 1/15/29 (b)	2,305	2,088
9.875% 8/15/30 (b)	1,785	1,945
10% 6/1/32 (b)	1,540	1,634
Medline Borrower LP 3.875% 4/1/29 (b)	1,375	1,283
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	12,260	12,509
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	970	656
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	3,070	2,776
3.875% 5/15/32 (b)	1,465	1,292
Omega Healthcare Investors, Inc. 3.25% 4/15/33 (c)	6,717	5,592
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	7,045	6,619
5.125% 4/30/31 (b)(c)	2,928	2,695
6.75% 5/15/34 (b)	504	509
7.875% 5/15/34 (b)(c)	785	815
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)(c)	4,035	3,665
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)	6,512	6,129
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	2,573	2,625
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	4,880	5,040
Teleflex, Inc. 4.25% 6/1/28 (b)	1,540	1,463
Tenet Healthcare Corp.:
4.25% 6/1/29 (c)	6,395	6,033
4.375% 1/15/30	3,915	3,673
6.125% 10/1/28	5,720	5,734
6.125% 6/15/30	6,675	6,698
6.25% 2/1/27	3,134	3,141
6.75% 5/15/31 (c)	945	971
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	3,265	3,092
7.875% 9/15/29	830	896
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	1,703	1,688
		202,563
Homebuilders/Real Estate - 3.9%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)(c)	2,120	1,798
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	2,515	2,322
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)	3,929	3,804
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)	2,160	2,192
Greystar Real Estate Partners 7.75% 9/1/30 (b)	1,240	1,315
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	2,490	2,377
8% 6/15/27 (b)(c)	530	554
Howard Hughes Corp.:
4.125% 2/1/29 (b)	2,350	2,156
4.375% 2/1/31 (b)	1,765	1,578
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)(j)	605	649
Kennedy-Wilson, Inc. 4.75% 2/1/30	3,915	3,346
Landsea Homes Corp. 8.875% 4/1/29 (b)	1,690	1,703
LGI Homes, Inc.:
4% 7/15/29 (b)(c)	1,585	1,419
8.75% 12/15/28 (b)	1,070	1,137
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	10,375	6,817
4.625% 8/1/29	5,920	4,296
5% 10/15/27 (c)	11,923	9,776
5.25% 8/1/26 (c)	3,523	3,164
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	4,475	4,592
Railworks Holdings LP 8.25% 11/15/28 (b)	5,744	5,828
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	2,611	1,795
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	1,411	945
Rithm Capital Corp.:
6.25% 10/15/25 (b)	468	468
8% 4/1/29 (b)	1,300	1,289
Safehold Operating Partnership LP:
2.8% 6/15/31	5,785	4,949
2.85% 1/15/32	3,605	3,038
Starwood Property Trust, Inc.:
3.75% 12/31/24 (b)	1,886	1,860
4.75% 3/15/25	605	600
7.25% 4/1/29 (b)(c)	1,625	1,671
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)(c)	1,005	980
TopBuild Corp. 4.125% 2/15/32 (b)	2,115	1,905
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	10,615	9,167
6.5% 2/15/29 (b)	7,350	5,555
10.5% 2/15/28 (b)	150	152
10.5% 2/15/28 (b)	5,485	5,548
VICI Properties LP:
5.75% 4/1/34	338	343
6.125% 4/1/54	2,664	2,632
		103,720
Hotels - 0.9%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	11,100	9,722
4% 5/1/31 (b)	3,495	3,166
5.875% 4/1/29 (b)	2,280	2,298
6.125% 4/1/32 (b)	2,280	2,303
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	3,990	4,029
Lindblad Expeditions LLC 6.75% 2/15/27 (b)	655	654
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	1,830	1,863
		24,035
Insurance - 1.2%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	1,100	1,012
7.5% 11/6/30 (b)	1,320	1,340
8.25% 2/1/29 (b)	1,340	1,363
8.5% 6/15/29 (b)	1,320	1,357
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27 (b)	8,485	8,075
6.75% 10/15/27 (b)	1,355	1,345
6.75% 4/15/28 (b)	1,370	1,377
AmWINS Group, Inc.:
4.875% 6/30/29 (b)	3,170	2,989
6.375% 2/15/29 (b)	2,710	2,749
AssuredPartners, Inc.:
5.625% 1/15/29 (b)	3,295	3,139
7.5% 2/15/32 (b)	3,235	3,294
HUB International Ltd. 7.25% 6/15/30 (b)	3,345	3,450
USI, Inc. 7.5% 1/15/32 (b)	800	827
		32,317
Leisure - 2.5%
Amer Sports Co. 6.75% 2/16/31 (b)(c)	5,325	5,297
Carnival Corp.:
6% 5/1/29 (b)	5,195	5,182
6.65% 1/15/28	750	753
7.625% 3/1/26 (b)	10,535	10,637
10.5% 6/1/30 (b)	4,745	5,157
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	1,160	1,083
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	5,265	5,001
Merlin Entertainments Group 7.375% 2/15/31 (b)(c)	1,265	1,310
NCL Corp. Ltd.:
3.625% 12/15/24 (b)	2,714	2,688
5.875% 3/15/26 (b)	2,175	2,165
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (b)	1,320	1,285
5.5% 8/31/26 (b)	10,740	10,692
6% 2/1/33 (b)(j)	5,245	5,279
6.25% 3/15/32 (b)	4,620	4,711
Viking Cruises Ltd. 9.125% 7/15/31 (b)	905	987
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	1,605	1,584
Voc Escrow Ltd. 5% 2/15/28 (b)	2,130	2,078
		65,889
Metals/Mining - 2.1%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	9,842	10,159
Arsenal AIC Parent LLC 8% 10/1/30 (b)	1,655	1,761
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)(c)	655	657
Constellium NV:
5.875% 2/15/26 (b)	1,255	1,254
6.375% 8/15/32 (b)(j)	515	514
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,860	1,803
ERO Copper Corp. 6.5% 2/15/30 (b)	8,988	8,752
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	5,740	5,647
8.625% 6/1/31 (b)	285	284
9.375% 3/1/29 (b)	7,540	7,930
FMG Resources August 2006 Pty Ltd. 4.375% 4/1/31 (b)	1,375	1,243
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	530	518
Mineral Resources Ltd.:
8% 11/1/27 (b)	3,825	3,926
8.5% 5/1/30 (b)	3,355	3,503
9.25% 10/1/28 (b)	2,425	2,579
Novelis Corp. 3.875% 8/15/31 (b)	1,360	1,195
Vibrantz Technologies, Inc. 9% 2/15/30 (b)	5,155	4,614
		56,339
Paper - 0.9%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)	5,695	5,353
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	5,155	4,378
6% 6/15/27 (b)	4,690	4,662
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)(c)	1,480	1,475
6.875% 1/15/30 (b)	2,995	2,984
8.75% 4/15/30 (b)	4,280	4,200
Mercer International, Inc. 5.125% 2/1/29 (c)	908	770
		23,822
Publishing/Printing - 0.1%
Cimpress PLC 7% 6/15/26	1,120	1,120
Railroad - 0.3%
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	6,505	6,583
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	2,310	2,172
4% 10/15/30 (b)	6,966	6,213
5.75% 4/15/25 (b)	1,055	1,053
6.125% 6/15/29 (b)	2,960	2,990
Garden SpinCo Corp. 8.625% 7/20/30 (b)(c)	1,415	1,528
Yum! Brands, Inc.:
3.625% 3/15/31 (c)	705	629
4.625% 1/31/32 (c)	8,980	8,375
5.375% 4/1/32	1,100	1,066
		24,026
Services - 5.5%
ADT Corp. 4.125% 8/1/29 (b)(c)	3,320	3,097
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	3,895	3,963
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	4,930	4,295
9.75% 7/15/27 (b)	7,370	7,364
APX Group, Inc.:
5.75% 7/15/29 (b)	3,330	3,240
6.75% 2/15/27 (b)	3,020	3,016
Artera Services LLC 8.5% 2/15/31 (b)	15,803	16,202
ASGN, Inc. 4.625% 5/15/28 (b)	2,500	2,395
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)	320	309
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	10,700	11,750
CoreCivic, Inc.:
4.75% 10/15/27	6,734	6,377
8.25% 4/15/29	6,615	6,962
CoreLogic, Inc. 4.5% 5/1/28 (b)	2,835	2,615
Garda World Security Corp. 8.25% 8/1/32 (b)	2,115	2,118
Gartner, Inc. 4.5% 7/1/28 (b)	3,760	3,651
Hertz Corp. 12.625% 7/15/29 (b)(c)	285	303
Life Time, Inc.:
5.75% 1/15/26 (b)	3,378	3,365
8% 4/15/26 (b)(c)	6,085	6,167
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	2,047	2,001
Service Corp. International:
4% 5/15/31	2,300	2,072
5.125% 6/1/29 (c)	1,443	1,414
Sotheby's 7.375% 10/15/27 (b)	2,745	2,285
Staples, Inc.:
10.75% 9/1/29 (b)	4,915	4,761
12.75% 1/15/30 (b)	4,067	3,158
StoneMor, Inc. 8.5% 5/15/29 (b)	790	661
The GEO Group, Inc.:
8.625% 4/15/29	4,240	4,415
10.25% 4/15/31	4,256	4,562
TriNet Group, Inc.:
3.5% 3/1/29 (b)	7,560	6,850
7.125% 8/15/31 (b)	1,445	1,488
Uber Technologies, Inc. 8% 11/1/26 (b)	9,595	9,636
United Rentals North America, Inc. 6.125% 3/15/34 (b)	5,415	5,441
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	9,177	9,031
		144,964
Steel - 0.4%
ATI, Inc. 7.25% 8/15/30 (c)	1,350	1,411
Commercial Metals Co.:
3.875% 2/15/31	1,655	1,487
4.125% 1/15/30	2,700	2,500
Vallourec SA 7.5% 4/15/32 (b)	4,190	4,388
		9,786
Super Retail - 1.8%
Bath & Body Works, Inc. 6.694% 1/15/27	1,315	1,337
Carvana Co.:
4.875% 9/1/29 (b)	2,253	1,757
5.5% 4/15/27 (b)	2,422	2,156
5.625% 10/1/25 (b)	3,602	3,539
5.875% 10/1/28 (b)	1,267	1,069
10.25% 5/1/30 (b)	357	350
12% 12/1/28 pay-in-kind (b)(d)	2,243	2,423
13% 6/1/30 pay-in-kind (b)(d)	2,110	2,327
14% 6/1/31 pay-in-kind (b)(d)	4,167	4,852
EG Global Finance PLC 12% 11/30/28 (b)	13,610	14,573
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)	570	575
LBM Acquisition LLC 6.25% 1/15/29 (b)	4,145	3,662
Levi Strauss & Co. 3.5% 3/1/31 (b)	620	540
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	1,685	1,246
7.875% 5/1/29 (b)	572	329
Nordstrom, Inc.:
4.25% 8/1/31	1,175	1,046
4.375% 4/1/30 (c)	870	791
Sally Holdings LLC 6.75% 3/1/32 (c)	2,705	2,695
Wolverine World Wide, Inc. 4% 8/15/29 (b)	3,140	2,677
		47,944
Technology - 7.0%
Acuris Finance U.S. 5% 5/1/28 (b)	11,650	10,383
Ahead DB Holdings LLC 6.625% 5/1/28 (b)	2,235	2,126
Amentum Escrow Corp. 7.25% 8/1/32 (b)(j)	3,100	3,166
Block, Inc.:
2.75% 6/1/26	1,275	1,213
3.5% 6/1/31	7,605	6,597
6.5% 5/15/32 (b)	6,985	7,098
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	1,472	1,435
8.25% 6/30/32 (b)	5,715	5,929
9% 9/30/29 (b)	11,775	11,709
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	2,295	2,354
Cogent Communications Group, Inc. 7% 6/15/27 (b)	4,640	4,685
Coherent Corp. 5% 12/15/29 (b)(c)	6,960	6,639
CommScope, Inc. 4.75% 9/1/29 (b)	3,600	2,610
Elastic NV 4.125% 7/15/29 (b)	895	825
Entegris, Inc.:
3.625% 5/1/29 (b)	2,050	1,859
4.75% 4/15/29 (b)	2,000	1,930
5.95% 6/15/30 (b)(c)	8,335	8,316
Gen Digital, Inc. 5% 4/15/25 (b)	2,715	2,698
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	4,760	4,328
5.25% 12/1/27 (b)	945	930
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	1,660	1,284
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (b)	3,450	3,562
HTA Group Ltd. 7.5% 6/4/29 (b)	11,980	12,025
Iliad Holding SAS:
7% 10/15/28 (b)	285	285
8.5% 4/15/31 (b)	4,550	4,729
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	2,180	2,243
ION Trading Technologies Ltd.:
5.75% 5/15/28 (b)	7,345	6,789
9.5% 5/30/29 (b)	265	275
Match Group Holdings II LLC:
3.625% 10/1/31 (b)(c)	820	707
4.125% 8/1/30 (b)(c)	1,760	1,581
McAfee Corp. 7.375% 2/15/30 (b)	2,290	2,136
MicroStrategy, Inc. 6.125% 6/15/28 (b)	5,210	5,153
NCR Atleos Corp. 9.5% 4/1/29 (b)	2,337	2,553
ON Semiconductor Corp. 3.875% 9/1/28 (b)	3,675	3,433
Open Text Corp. 3.875% 12/1/29 (b)	4,020	3,649
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	4,620	4,214
4.125% 12/1/31 (b)	4,170	3,712
Rackspace Finance LLC 3.5% 5/15/28 (b)	6,354	2,752
Roblox Corp. 3.875% 5/1/30 (b)	4,035	3,616
Seagate HDD Cayman:
5.75% 12/1/34	3,695	3,613
8.25% 12/15/29	1,310	1,411
8.5% 7/15/31	1,585	1,718
Sensata Technologies BV 4% 4/15/29 (b)	3,440	3,188
Sensata Technologies, Inc.:
3.75% 2/15/31 (b)	1,370	1,210
6.625% 7/15/32 (b)	2,945	2,983
TTM Technologies, Inc. 4% 3/1/29 (b)(c)	7,300	6,778
UKG, Inc. 6.875% 2/1/31 (b)	3,295	3,387
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	1,900	1,653
Virtusa Corp. 7.125% 12/15/28 (b)	1,345	1,275
Western Digital Corp.:
2.85% 2/1/29	5,455	4,814
3.1% 2/1/32 (c)	2,295	1,889
		185,447
Telecommunications - 4.9%
Altice Financing SA 5.75% 8/15/29 (b)	13,615	10,333
Altice France Holding SA:
6% 2/15/28 (b)	10,793	3,322
10.5% 5/15/27 (b)	325	122
Altice France SA:
5.125% 1/15/29 (b)	12,394	8,604
5.125% 7/15/29 (b)	5,715	4,008
5.5% 1/15/28 (b)	3,940	2,884
5.5% 10/15/29 (b)	50	35
AXIAN Telecom 7.375% 2/16/27 (b)	460	456
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	11,832	11,553
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	524	481
5.625% 9/15/28 (b)	1,015	862
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)	1,852	1,820
Consolidated Communications, Inc. 5% 10/1/28 (b)	2,395	2,073
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	5,510	5,306
5.875% 10/15/27 (b)	258	255
5.875% 11/1/29	3,564	3,207
8.75% 5/15/30 (b)	3,210	3,363
IHS Holding Ltd.:
5.625% 11/29/26 (b)	1,837	1,752
6.25% 11/29/28 (b)	615	549
IHS Netherlands Holdco BV 8% 9/18/27 (b)	2,850	2,761
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	5,525	5,256
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (b)	3,609	3,003
6.75% 10/15/27 (b)	4,790	4,464
Level 3 Financing, Inc.:
3.875% 10/15/30 (b)	3,954	2,547
4.5% 4/1/30 (b)	2,180	1,461
10.5% 5/15/30 (b)	7,137	7,294
11% 11/15/29 (b)	3,125	3,309
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	4,232	2,560
Millicom International Cellular SA:
4.5% 4/27/31 (b)	1,349	1,178
5.125% 1/15/28 (b)	2,750	2,649
7.375% 4/2/32 (b)	1,620	1,619
Sable International Finance Ltd. 5.75% 9/7/27 (b)	1,102	1,078
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)	2,870	2,704
Telecom Italia Capital SA:
6% 9/30/34	211	199
7.2% 7/18/36	770	765
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	9,475	6,788
ViaSat, Inc. 5.625% 9/15/25 (b)	4,595	4,545
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	5,830	5,055
VMED O2 UK Financing I PLC:
4.25% 1/31/31 (b)	1,079	914
7.75% 4/15/32 (b)	1,360	1,355
Windstream Escrow LLC 7.75% 8/15/28 (b)	3,720	3,588
Zayo Group Holdings, Inc. 4% 3/1/27 (b)(c)	4,650	3,954
		130,031
Textiles/Apparel - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)	1,815	1,594
Kontoor Brands, Inc. 4.125% 11/15/29 (b)(c)	1,460	1,342
		2,936
Transportation Ex Air/Rail - 0.8%
Avolon Holdings Funding Ltd. 5.75% 11/15/29 (b)	1,550	1,578
Golar LNG Ltd. 7% 10/20/25 (b)	4,760	4,739
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)	2,658	2,652
Seaspan Corp. 5.5% 8/1/29 (b)	5,370	4,838
XPO, Inc.:
6.25% 6/1/28 (b)(c)	800	809
7.125% 6/1/31 (b)	1,330	1,372
7.125% 2/1/32 (b)(c)	4,620	4,778
Yinson Boronia Production BV 8.947% 7/31/42 (b)	1,320	1,341
		22,107
Utilities - 2.5%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	6,515	5,770
3.75% 1/15/32 (b)(c)	670	584
4.75% 3/15/28 (b)	990	950
DPL, Inc.:
4.125% 7/1/25 (c)	3,760	3,674
4.35% 4/15/29	460	432
NextEra Energy Partners LP:
4.5% 9/15/27 (b)	1,528	1,463
7.25% 1/15/29 (b)(c)	265	275
NRG Energy, Inc.:
3.375% 2/15/29 (b)	5,740	5,166
3.625% 2/15/31 (b)	1,990	1,741
5.25% 6/15/29 (b)	5,350	5,202
PG&E Corp.:
5% 7/1/28 (c)	2,190	2,136
5.25% 7/1/30	13,273	12,826
Pike Corp.:
5.5% 9/1/28 (b)	1,762	1,708
8.625% 1/31/31 (b)	2,070	2,226
Vistra Operations Co. LLC:
5% 7/31/27 (b)	8,046	7,878
5.5% 9/1/26 (b)	2,845	2,819
5.625% 2/15/27 (b)	6,375	6,326
6.875% 4/15/32 (b)	3,030	3,119
7.75% 10/15/31 (b)	2,240	2,367
		66,662
TOTAL NONCONVERTIBLE BONDS		2,227,482
TOTAL CORPORATE BONDS (Cost $2,353,938)		2,269,816

U.S. Treasury Obligations - 2.6%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
3.75% 5/31/30	8,205	8,115
4% 2/15/34	49,846	49,632
4.375% 5/15/34	10,615	10,887
TOTAL U.S. TREASURY OBLIGATIONS (Cost $67,368)		68,634

Asset-Backed Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Bbam U.S. Clo Iv Ltd. Series 2024-4A Class D, CME Term SOFR 3 Month Index + 6.250% 11.5729% 7/15/39 (b)(d)(e)	250	250
Carlyle U.S. Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 6.850% 12.175% 4/25/37 (b)(d)(e)	250	245
Eaton Vance CLO, Ltd. Series 2024-1A Class D2, CME Term SOFR 3 Month Index + 4.500% 4.5% 10/15/37 (d)(e)	200	200
Elmwood CLO Ltd. Series 2021-5A Class E, CME Term SOFR 3 Month Index + 6.610% 11.8936% 1/20/35 (b)(d)(e)	896	907
Invesco U.S. Clo 2023-2 Ltd. Series 2023-2A Class F, CME Term SOFR 3 Month Index + 7.580% 12.862% 4/21/36 (b)(d)(e)	423	423
Midocean Credit Clo Xii Ltd. Series 2024-12A Class ER, CME Term SOFR 3 Month Index + 6.650% 11.9292% 4/18/36 (b)(d)(e)	424	425
Midocean Credit Clo Xv Ltd. Series 2024-15A Class E, CME Term SOFR 3 Month Index + 6.250% 11.5923% 7/21/37 (b)(d)(e)	250	252
Neuberger Berman Loan Advisers Series 2024-2A Class E, CME Term SOFR 3 Month Index + 7.500% 12.8235% 4/20/38 (b)(d)(e)	791	809
Ocp Clo 2017-14 Ltd. Series 2024-14A Class ER, CME Term SOFR 3 Month Index + 6.550% 6.55% 7/20/37 (b)(d)(e)	200	200
OCP CLO Ltd.:
Series 2021-21A Class E, CME Term SOFR 3 Month Index + 6.540% 11.8236% 7/20/34 (b)(d)(e)	425	427
Series 2024-11A Class ER2, CME Term SOFR 3 Month Index + 6.820% 12.0992% 4/26/36 (b)(d)(e)	560	565
Palmer Square CLO Ltd. Series 2023-4A Class E, CME Term SOFR 3 Month Index + 6.750% 12.032% 10/20/33 (b)(d)(e)	402	406
Regatta XXVII Funding Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 6.500% 11.7956% 4/26/37 (b)(d)(e)	555	560
TOTAL ASSET-BACKED SECURITIES (Cost $5,618)		5,669

Commercial Mortgage Securities - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
BX Commercial Mortgage Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2435% 6/15/38 (b)(d)(e)	1,878	1,841
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)	1,700	1,592
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,315)		3,433

Common Stocks - 2.1%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.1%
Aptiv PLC (k)	31,300	2,172
Capital Goods - 0.0%
Regal Rexnord Corp.	8,300	1,334
Containers - 0.1%
Crown Holdings, Inc.	17,500	1,552
Energy - 0.9%
California Resources Corp. warrants 10/27/24 (k)	4,683	74
Cheniere Energy, Inc.	15,900	2,904
Energy Transfer LP	80,300	1,306
Forbes Energy Services Ltd. (h)(k)	47,062	0
Mesquite Energy, Inc. (h)(k)	213,506	17,873
New Fortress Energy, Inc. Class A (c)	59,100	1,167
TOTAL ENERGY		23,324
Food & Drug Retail - 0.0%
Southeastern Grocers, Inc. rights (h)(k)	1,235,303	1,319
Healthcare - 0.2%
Cano Health, Inc. (h)	271,705	3,339
Cano Health, Inc. warrants (h)(k)	14,480	63
Centene Corp. (k)	35,200	2,708
TOTAL HEALTHCARE		6,110
Leisure - 0.1%
Topgolf Callaway Brands Corp. (k)	150,100	2,477
Steel - 0.1%
Vallourec SA (k)	82,400	1,336
Technology - 0.2%
Coherent Corp. (k)	34,100	2,376
ON Semiconductor Corp. (k)	33,500	2,621
TOTAL TECHNOLOGY		4,997
Telecommunications - 0.4%
CUI Acquisition Corp. (h)(k)	1	0
GTT Communications, Inc. (h)(k)	113,281	4,006
Helios Towers PLC (k)	4,721,184	7,684
TOTAL TELECOMMUNICATIONS		11,690
TOTAL COMMON STOCKS (Cost $43,566)		56,311

Bank Loan Obligations - 3.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Automotive & Auto Parts - 0.1%
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (d)(e)(l)	1,840	1,785
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.443% 8/24/26 (d)(e)(l)	2,219	2,057
term loan 10% 8/2/27 (l)	2,308	3,061
TOTAL BROADCASTING		5,118
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (d)(e)(l)	2,950	2,343
Chemicals - 0.2%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (d)(e)(l)	1,319	1,317
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (d)(e)(l)	3,966	3,931
TOTAL CHEMICALS		5,248
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (d)(e)(l)	1,480	1,479
TKC Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 11.109% 5/14/28 (d)(e)(l)	323	323
13.5% 2/14/27 (d)(l)	1,626	1,333
TOTAL CONSUMER PRODUCTS		3,135
Diversified Financial Services - 0.1%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7/18/31 (e)(l)(m)	2,120	2,094
Energy - 0.4%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (d)(e)(l)	6,584	6,559
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.5962% 8/27/28 (d)(e)(l)	3,346	3,112
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (e)(h)(i)(l)	3,958	0
term loan 0% (d)(h)(i)(l)	1,690	0
TOTAL ENERGY		9,671
Healthcare - 0.1%
Cano Health, Inc. 1LN, term loan 3 month U.S. LIBOR + 11.000% 13.3346% 10/7/24 (d)(e)(h)(l)	1,594	1,594
Modivcare, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0816% 7/1/31 (d)(e)(l)	2,465	2,397
TOTAL HEALTHCARE		3,991
Leisure - 0.9%
Bulldog Purchaser, Inc. Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.0846% 6/14/32 (d)(e)(l)	535	531
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6109% 7/21/30 (d)(e)(l)	12,995	12,995
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5962% 9/18/26 (d)(e)(l)	4,952	4,980
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5137% 12/30/26 (d)(e)(l)	5,080	4,585
TOTAL LEISURE		23,091
Metals/Mining - 0.0%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.609% 6/4/28 (d)(e)(l)	975	807
Services - 0.8%
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1937% 12/10/29 (d)(e)(l)	1,580	1,525
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 12/10/28 (d)(e)(l)	266	266
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9582% 6/2/28 (d)(e)(l)	6,130	6,027
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(h)(l)	4,737	4,737
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (d)(e)(l)	10,329	8,461
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0844% 9/10/29 (d)(e)(l)	600	557
TOTAL SERVICES		21,573
Super Retail - 0.4%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2082% 3/5/28 (d)(e)(l)	1,317	1,314
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1821% 6/6/31 (d)(e)(l)	9,667	9,306
TOTAL SUPER RETAIL		10,620
Technology - 0.3%
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(h)(l)	111	111
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (e)(l)(m)	2,630	2,594
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 7/2/32 (e)(l)(m)	1,315	1,302
Polaris Newco LLC 2LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4321% 6/4/29 (d)(e)(l)	1,515	1,493
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6966% 5/15/28 (d)(e)(l)	1,473	1,487
TOTAL TECHNOLOGY		6,987
TOTAL BANK LOAN OBLIGATIONS (Cost $99,239)		96,463

Preferred Securities - 2.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.3%
AerCap Holdings NV 5.875% 10/10/79 (d)	7,130	7,112
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.7% (d)(n)	4,475	4,103
4.7% (d)(n)	4,365	3,623
Bank of America Corp. 5.875% (c)(d)(n)	5,385	5,310
Citigroup, Inc. 7.125% (d)(n)	2,655	2,659
JPMorgan Chase & Co. 4.6% (d)(n)	3,885	3,856
M&T Bank Corp.:
3.5% (d)(n)	615	530
5.125% (d)(n)	1,215	1,161
Wells Fargo & Co. 6.85% (d)(n)	2,625	2,657
TOTAL BANKS & THRIFTS		23,899
Diversified Financial Services - 0.2%
Aircastle Ltd. 5.25% (b)(d)(n)	5,175	5,058
Energy - 0.4%
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7108% (d)(e)(n)	3,586	3,557
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.694% (d)(e)(n)	7,273	7,252
TOTAL ENERGY		10,809
Services - 0.2%
Air Lease Corp. 4.125% (d)(n)	5,559	5,105
TOTAL PREFERRED SECURITIES (Cost $45,677)		51,983

Other - 1.8%
	Shares	Value ($) (000s)
Other - 1.8%
Fidelity Private Credit Co. LLC (g)(o) (Cost $46,253)	4,650,410	47,248

Money Market Funds - 4.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (p)	23,303,516	23,308
Fidelity Securities Lending Cash Central Fund 5.39% (p)(q)	97,670,328	97,680
TOTAL MONEY MARKET FUNDS (Cost $120,988)		120,988

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $2,785,962)	2,720,545
NET OTHER ASSETS (LIABILITIES) - (3.1)% (r)	(82,748)
NET ASSETS - 100.0%	2,637,797

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	447	Sep 2024	48,227	565	565

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,904,560,000 or 72.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,397,000 or 2.0% of net assets.

(h)	Level 3 security
(i)	Non-income producing - Security is in default.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Non-income producing
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	The coupon rate will be determined upon settlement of the loan after period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Affiliated Fund
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.
(r)	Includes $625,800 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Fidelity Private Credit Co. LLC	6/06/22	46,253

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	4,614

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,046	198,567	186,307	146	2	-	23,308	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	117,112	99,352	118,784	130	-	-	97,680	0.4%
Total	128,158	297,919	305,091	276	2	-	120,988

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	47,299	-	-	1,697	-	(51)	47,248
	47,299	-	-	1,697	-	(51)	47,248

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Corporate Bonds, U.S. Treasury Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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